Note Payable - Schedule of Carrying Value of Senior Notes (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Notes Payable [Abstract]
Principal value of Senior Note	$ 10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	9,183
Principal repayment	(7,500)
Net carrying value of Senior Note	$ 1,005